SCHEDULE OF CAPITALIZED COSTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Mineral interests	$ 15,084,658	$ 15,084,658	$ 15,084,658
Wells, equipment and facilities	13,655,822	8,743,485	5,827,384
Total proved properties	28,740,480	23,828,143	20,912,042
Mineral interests	1,151,804	1,151,804	1,113,494
Uncompleted wells, equipment and facilities
Total unproved properties	1,151,804	1,151,804	1,113,494
Less accumulated depletion and impairment	(21,270,660)	(20,223,663)	(19,573,055)
Net Capitalized Costs	$ 8,621,624	$ 4,756,284	$ 2,452,481